INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2016 and 2015, the Partnership has limited partnership interests in operating limited partnerships which own operating apartment complexes. During the year ended March 31, 2016, the Partnership disposed of its operating limited partnership interest in one, seven, one, one, and ten of the operating limited partnerships owned by Series 9, Series 10, Series 11, Series 12 and Series 14, respectively. During the year ended March 31, 2015, the Partnership disposed of its operating limited partnership interest in one, two, five, three, and six of the operating limited partnerships owned by Series 9, Series 10, Series 11, Series 12 and Series 14, respectively. The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2016 and 2015 by series is as follows:

	2016	2015
Series 7	-	-
Series 9	8	9
Series 10	-	7
Series 11	9	10
Series 12	9	10
Series 14	13	23
TOTAL	39	59

During the year ended March 31, 2016 the Partnership disposed of twenty of the operating limited partnerships. A summary of the dispositions by Series for March 31, 2016 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition*	Disposition
Series 7	-	-	$-	$-
Series 9	1	-	1,593	1,593
Series 10	7	-	72,293	72,293
Series 11	-	1	575,209	575,209
Series 12	-	1	385,233	385,233
Series 14	10	-	123,616	284,349
Total	18	2	$1,157,944	$1,318,677

* Partnership proceeds from disposition do not include $160,733, which was due to write-offs of capital contributions payable as of March 31, 2016, for Series 14

During the year ended March 31, 2015 the Partnership disposed of seventeen of the operating limited partnerships. A summary of the dispositions by Series for March 31, 2015 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 7	-	-	$-	$-
Series 9	-	1	78,000	78,000
Series 10	2	-	420,731	420,731
Series 11	4	1	548,878	548,878
Series 12	3	-	69,513	69,513
Series 14	6	-	1,003,681	1,003,681
Total	15	2	$2,120,803	$2,120,803

Under the terms of the Partnership’s investments in each operating limited partnership, the Partnership is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations.

The contributions payable to operating limited partnerships at March 31, 2016 and 2015 by series are as follows:

	2016	2015
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	9,241	9,241
Series 14	-	160,733
TOTAL	$9,241	$169,974

The Partnership’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$10,135,501

Acquisition costs of operating limited partnerships	1,221,915

Cumulative distributions from operating limited partnerships	(15,231)

Cumulative impairment loss in investments in operating limited partnerships	(1,213,519)

Cumulative losses from operating limited partnerships	(10,128,666)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	-

The Partnership has recorded acquisition costs at March 31, 2016, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(254,079)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	207,384

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(15,478,802)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	67,354

Cumulative impairment loss in investments in operating limited partnerships	1,213,519

Other	164,247

Equity per operating limited partnerships’ combined financial statements	$(14,080,377)

The Partnership’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$2,284,434	$-

Acquisition costs of operating limited partnerships	-	331,967	-

Cumulative distributions from operating limited partnerships	-	(1,303)	-

Cumulative impairment loss in investments in operating limited partnerships	-	(151,618)	-

Cumulative losses from operating limited partnerships	-	(2,463,480)	-

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2016, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(23,731)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(3,498,254)	-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	21,064	-

Cumulative impairment loss in investments in operating limited partnerships	-	151,618	-

Other	-	69,505	-

Equity per operating limited partnerships’ combined financial statements	$-	$(3,279,798)	$-

The Partnership’s investments in operating limited partnerships at March 31, 2016 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$2,350,708	$1,591,175	$3,909,184

Acquisition costs of operating limited partnerships	203,194	124,652	562,102

Cumulative distributions from operating limited partnerships	(11,730)	-	(2,198)

Cumulative impairment loss in investments in operating limited partnerships	(34,628)	-	(1,027,273)

Cumulative losses from operating limited partnerships	(2,507,544)	(1,715,827)	(3,441,815)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2016, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(13,270)	(210,211)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	62,808	144,576

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,676,316)	(3,182,099)	(5,122,133)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	12,611	24,086	9,593

Cumulative impairment loss in investments in operating limited partnerships	34,628	-	1,027,273

Other	118,475	2,380	(26,113)

Equity per operating limited partnerships’ combined financial statements	$(3,517,469)	$(3,106,095)	$(4,177,015)

The Partnership’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$15,228,689

Acquisition costs of operating limited partnerships	1,938,349

Cumulative distributions from operating limited partnerships	(15,231)

Cumulative impairment loss in investments in operating limited partnerships	(1,350,529)

Cumulative losses from operating limited partnerships	(15,801,278)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(259,784)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	311,421

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(20,593,550)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	220,470

Cumulative impairment loss in investments in operating limited partnerships	1,350,529

Other	294,918

Equity per operating limited partnerships’ combined financial statements	$(18,815,771)

The Partnership’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$2,568,434	$1,822,910

Acquisition costs of operating limited partnerships	-	383,062	99,287

Cumulative distributions from operating limited partnerships	-	(1,303)	-

Cumulative impairment loss in investments in operating limited partnerships	-	(151,618)	(80,832)

Cumulative losses from operating limited partnerships	-	(2,798,575)	(1,841,365)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(23,731)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(3,615,838)	(2,630,032)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	21,064	17,930

Cumulative impairment loss in investments in operating limited partnerships	-	151,618	80,832

Other	-	86,866	80,221

Equity per operating limited partnerships’ combined financial statements	$-	$(3,380,021)	$(2,451,049)

The Partnership’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$3,449,960	$2,299,666	$5,087,719

Acquisition costs of operating limited partnerships	422,343	255,055	778,602

Cumulative distributions from operating limited partnerships	(11,730)	-	(2,198)

Cumulative impairment loss in investments in operating limited partnerships	(34,628)	-	(1,083,451)

Cumulative losses from operating limited partnerships	(3,825,945)	(2,554,721)	(4,780,672)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(13,270)	(215,916)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	115,443	195,978

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,489,063)	(3,748,794)	(6,109,823)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	97,634	69,183	14,659

Cumulative impairment loss in investments in operating limited partnerships	34,628	-	1,083,451

Other	185,978	571	(58,718)

Equity per operating limited partnerships’ combined financial statements	$(4,177,690)	$(3,576,867)	$(5,230,144)

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2015 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$15,417,507	$-	$3,797,027	$-
Land	2,233,501	-	489,543	-
Other assets	5,714,977	-	1,361,315	-

	$23,365,985	$-	$5,647,885	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$35,762,133	$-	$8,811,553	$-
Accounts payable and accrued expenses	674,710	-	169,638	-
Other liabilities	2,410,449	-	1,015,830	-

	38,847,292	-	9,997,021	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(14,080,377)	-	(3,279,798)	-
Other partners	(1,400,930)	-	(1,069,338)	-

	(15,481,307)	-	(4,349,136)	-

	$23,365,985	$-	$5,647,885	$-

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2015 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,700,379	$2,598,582	$5,321,519
Land	627,299	383,703	732,956
Other assets	1,920,179	835,067	1,598,416

	$6,247,857	$3,817,352	$7,652,891

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$9,368,777	$6,217,054	$11,364,749
Accounts payable and accrued expenses	80,458	212,976	211,638
Other liabilities	375,730	461,743	557,146

	9,824,965	6,891,773	12,133,533
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,517,469)	(3,106,095)	(4,177,015)
Other partners	(59,639)	31,674	(303,627)

	(3,577,108)	(3,074,421)	(4,480,642)

	$6,247,857	$3,817,352	$7,652,891

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2014 are as follows:

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$25,061,656	$-	$4,880,247	$3,615,536
Land	3,946,472	-	584,543	520,600
Other assets	9,018,956	-	1,608,438	1,092,354

	$38,027,084	$-	$7,073,228	$5,228,490

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$54,449,327	$-	$10,308,002	$7,382,957
Accounts payable and accrued expenses	859,815	-	208,717	50,323
Other liabilities	3,594,946	-	1,010,611	214,628

	58,904,088	-	11,527,330	7,647,908
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(18,815,771)	-	(3,380,021)	(2,451,049)
Other partners	(2,061,233)	-	(1,074,081)	31,631

	(20,877,004)	-	(4,454,102)	(2,419,418)

	$38,027,084	$-	$7,073,228	$5,228,490

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2014 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,789,805	$3,545,019	$8,231,049
Land	902,299	658,703	1,280,327
Other assets	2,351,427	1,318,581	2,648,156

	$8,043,531	$5,522,303	$12,159,532

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$11,714,221	$8,561,820	$16,482,327
Accounts payable and accrued expenses	140,312	217,123	243,340
Other liabilities	785,504	854,304	729,899

	12,640,037	9,633,247	17,455,566
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,177,690)	(3,576,867)	(5,230,144)
Other partners	(418,816)	(534,077)	(65,890)

	(4,596,506)	(4,110,944)	(5,296,034)

	$8,043,531	$5,522,303	$12,159,532

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2015 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2015

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$6,899,588	$-	$1,598,055	$-
Interest and other	94,458	-	35,331	-

	6,994,046	-	1,633,386	-
Expenses
Interest	586,582	-	150,150	-
Depreciation and amortization	1,653,769	-	394,963	-
Taxes and insurance	831,714	-	210,120	-
Repairs and maintenance	2,033,582	-	478,409	-
Operating expenses	2,725,903	-	548,689	-
Other expenses	119,208	-	36,993	-

	7,950,758	-	1,819,324	-

NET INCOME (LOSS)	$(956,712)	$-	$(185,938)	$-

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(955,583)	$-	$(176,998)	$-

Net income (loss) allocated to other partners	$(1,129)	$-	$(8,940)	$-

*
Amounts include $0, $176,998, $0, $218,800, $155,676 and $404,109 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2015 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2015 are as follows:

	Series 11	Series 12	Series 14
Revenue
Rental	$1,934,014	$1,143,534	$2,223,985
Interest and other	21,906	10,940	26,281

	1,955,920	1,154,474	2,250,266
Expenses
Interest	164,737	87,659	184,036
Depreciation and amortization	436,354	262,514	559,938
Taxes and insurance	251,966	109,196	260,432
Repairs and maintenance	470,632	362,835	721,706
Operating expenses	795,177	499,439	882,598
Other expenses	20,389	33,754	28,072

	2,139,255	1,355,397	2,636,782

NET INCOME (LOSS)	$(183,335)	$(200,923)	$(386,516)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(218,800)	$(155,676)	$(404,109)

Net income (loss) allocated to other partners	$35,465	$(45,247)	$17,593

*
Amounts include $0, $176,998, $0, $218,800, $155,676 and $404,109 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2014 are as follows:

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$10,991,466	$-	$1,785,676	$1,247,397
Interest and other	192,277	-	34,716	58,946

	11,183,743	-	1,820,392	1,306,343
Expenses
Interest	1,261,533	-	183,715	135,754
Depreciation and amortization	2,570,330	-	451,567	299,409
Taxes and insurance	1,473,141	-	243,136	213,138
Repairs and maintenance	2,715,059	-	439,257	288,903
Operating expenses	3,964,853	-	599,676	446,909
Other expenses	266,580	-	44,394	31,039

	12,251,496	-	1,961,745	1,415,152

NET INCOME (LOSS)	$(1,067,753)	$-	$(141,353)	$(108,809)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(1,061,168)	$-	$(121,230)	$(112,480)

Net income (loss) allocated to other partners	$(6,585)	$-	$(20,123)	$3,671

*
Amounts include $0, $121,230, $112,480, $243,525, $128,085 and $455,848 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2014 are as follows:

	Series 11	Series 12	Series 14
Revenue
Rental	$2,568,615	$1,821,202	$3,568,576
Interest and other	28,801	19,558	50,256

	2,597,416	1,840,760	3,618,832
Expenses
Interest	345,347	267,908	328,809
Depreciation and amortization	605,225	427,501	786,628
Taxes and insurance	367,627	228,491	420,749
Repairs and maintenance	616,388	401,814	968,697
Operating expenses	923,086	620,764	1,374,418
Other expenses	26,446	37,782	126,919

	2,884,119	1,984,260	4,006,220

NET INCOME (LOSS)	$(286,703)	$(143,500)	$(387,388)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(243,525)	$(128,085)	$(455,848)

Net income (loss) allocated to other partners	$(43,178)	$(15,415)	$68,460

*
Amounts include $0, $121,230, $112,480, $243,525, $128,085 and $455,848 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.